Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting [Abstract]
Segment reporting
22	Segment reporting

As part of the Company’s strengthening plan, the Company have reassigned the shipping agency business to the Maritime Division, which was previously reported as part of the Ports and Terminals Division. Likewise, the Shipyard business has become a Business Division, which we have named Maritime Infrastructure, previously part of the Maritime Division, finally the Logistics Division now reports within the Ports, Terminals and Logistics Division. As a result of the foregoing, the notes related to segments for the years 2021 and 2020 were modified.

The Company as of December 31, 2022, 2021 and 2020 operates in the following segments: i) maritime transportation, ii) maritime infrastructure, iii) logistics, ports and terminals and iv) warehousing. Specialized maritime transportation operations (‘Maritime Division’) include transportation of bulk liquid products, materials and provisions for drilling platforms. (‘Maritime infrastructure’) correspond to revenues for minor and major repairs and maintenance to ships made at the facilities of the Company (shipyard). Logistics, ports and terminals operations (‘Logistics ports and terminals Division’) include the operations of logistics solutions services and container and railcar maintenance and repair services and loading and unloading, storage at maritime port terminals, and shipping agency operations. Warehousing operations (‘Warehousing Division’) include storage and management of the facilities and bonded warehouses.

There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidado
December 31, 2022
Revenue	$1,231,101	$118,441	$160,977	$172,537	$-	$1,683,056
Costs and expenses	(1,120,565)	(79,775)	(137,165)	(121,096)	-	(1,458,601)
Corporate expenses	-	-	-	-	(82,047)	(82,047)
Depreciation and amortization	(19,063)	(7,625)	(18,099)	(52,480)	(2,252)	(99,519)
Transportation profit (loss)	$91,473	$31,041	$5,713	$(1,039)	$(84,299)	$42,889
Costs, expenses and revenue not allocated						(41,986)
Net profit for the year						$903

Total assets by operating segment	$855,037	$480,547	$1,587,204	$460,419	$-	$3,383,207
Shared assets	-	-	-	-	118,177	118,177
Total assets	$855,037	$480,547	$1,587,204	$460,419	$118,177	$3,501,384

Total liabilities by operating segment	$531,477	$88,104	$534,400	$371,097	$-	$1,525,078
Shared liabilities	-	-	-	-	175,282	175,282
Total liabilities	$531,477	$88,104	$534,400	$371,097	$175,282	$1,700,360

Total capital expenditures by segment	$49	$7,997	$148	$17,037	$-	$25,231
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$49	$7,997	$148	$17,037	$-	$25,231

December 31, 2021
Revenue	$835,230	$139,226	$223,760	$153,497	$-	$1,351,713
Costs and expenses	(793,982)	(82,563)	(211,860)	(112,989)	-	(1,201,394)
Corporate expenses	-	-	-	-	(73,838)	(73,838)
Depreciation and amortization	(17,580)	(7,978)	(30,721)	(56,478)	(4,445)	(117,202)
Transportation profit (loss)	$23,668	$48,685	$(18,821)	$(15,970)	$(78,283)	$(40,721)
Costs, expenses and revenue not allocated						(207,333)
Net profit for the year						$(248,054)

Total assets by operating segment	$777,614	$524,646	$1,759,330	$614,336	$-	$3,675,926
Shared assets	-	-	-	-	36,344	36,344
Total assets	$777,614	$524,646	$1,759,330	$614,336	$36,344	$3,712,270

Total liabilities by operating segment	$580,455	$129,823	$598,178	$438,572	$-	$1,747,028
Shared liabilities	-	-	-	-	146,144	146,144
Total liabilities	$580,455	$129,823	$598,178	$438,572	$146,144	$1,893,172

Total capital expenditures by segment	$33,869	$29,840	$11,705	$-	$-	$75,468
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$33,869	$29,840	$11,705	$-	$-	$75,468

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidado
December 31, 2020
Revenue	$650,361	$100,864	$313,014	$139,042	$-	$1,203,281
Costs and expenses	(564,000)	(70,919)	(292,220)	(110,309)	-	(1,037,448)
Corporate expenses	-	-	-	-	(96,345)	(96,345)
Depreciation and amortization	(30,043)	(11,721)	(37,994)	(45,261)	(16,032)	(141,051)
Transportation profit (loss)	$56,318	$18,224	$(17,200)	$(16,528)	$(112,377)	$(71,563)
Costs, expenses and revenue not allocated						(331,593)
Net profit for the year						$(403,156)

Total assets by operating segment	$588,296	$472,177	$1,915,007	$539,521	$-	$3,515,001
Shared assets	-	-	-	-	515,546	515,546
Total assets	$588,296	$472,177	$1,915,007	$539,521	$515,546	$4,030,547

Total liabilities by operating segment	$292,197	$70,901	$639,956	$345,091	$-	$1,348,145
Shared liabilities	-	-	-	-	434,994	434,994
Total liabilities	$292,197	$70,901	$639,956	$345,091	$434,994	$1,783,139

Total capital expenditures by segment	$132	$7,476	$5,137	$4,086	$-	$16,864
Shared capital expenditures	-	-	-	-	11,511	11,511
Total capital expenditures	$132	$7,476	$5,137	$4,086	$11,511	$28,375